Segments, Customers and Geographic Information - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 61,009	$ 51,600	$ 46,051
North America [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		36,087	31,829	22,943
Asia [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	[1]	12,725	9,786	12,513
Latin America [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		327	1,266	2,959
EMEA (including Israel) [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 11,870	$ 8,719	$ 7,636

[1]	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.